RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Sep. 15, 2021
Related Party Transaction [Line Items]
Contributions to equity method investments		$ 83,559
Joint Venture [Member]
Related Party Transaction [Line Items]
Contributions to equity method investments	0	83,559
Tubesolar AG [Member] | Long Term Supply and Joint Development Agreement [Member]
Related Party Transaction [Line Items]
Revenues	$ 0
Tubesolar AG [Member] | Long Term Supply and Joint Development Agreement [Member] | Non Recurring Engineering Revenue [Member]
Related Party Transaction [Line Items]
Revenues		512,000
Tubesolar AG [Member] | Long Term Supply and Joint Development Agreement [Member] | Product [Member]
Related Party Transaction [Line Items]
Revenues		$ 3,000
Co-venturer [Member] | Joint Venture [Member]
Related Party Transaction [Line Items]
Minority stake percentage	30.00%
Maximum [Member] | Tubesolar AG [Member] | Long Term Supply and Joint Development Agreement [Member]
Related Party Transaction [Line Items]
Non recurring engineering fees receivable			$ 4,000,000
Milestones Receivable			$ 13,500,000